(5) Convertible Notes Payable	12 Months Ended
Dec. 31, 2012
Notes
(5) Convertible Notes Payable

(5)           Convertible Notes Payable

Effective July 29, 2011, we closed on a private offering of secured convertible promissory notes and warrants (“Units”) for gross proceeds of $1,850,000.  Each of the Units consists of (i) a $5,000 secured convertible promissory note (each a “Note” and collectively “Notes”) and (ii) a warrant (each a “Warrant” and collectively “Warrants”) to purchase 1,000 shares of our Common Stock at and exercise price of $1.50 per share.  The Notes mature July 29, 2014 and are secured by our tangible and intangible assets, subject to the senior security interest of Avidbank, as discussed in the immediately preceeding note.  The Notes accrue interest at a rate of eight percent (8%) per annum, compounded annually, and the interest on the outstanding balance of the Notes is payable no later than thirty (30) days following the close of each calendar quarter.  The Notes are convertible into 1,850,000 shares of Common Stock.  The Warrants expire April 29, 2016 and are exercisable to purchase up to 370,000 shares of our Common Stock. We additionally granted piggyback registration rights to the investors in this offering.  Several members of the Board, including John Pace, Michael Joyce, Mark St. Clare and Michael Vanderhoof, participated in the offering.

We may call the Notes for prepayment (“Call Option”) if (a) our Common Stock closes at or above $2.00 per share for 20 consecutive days; and (b) our Common Stock has had daily trading volume at or above 100,000 shares for the same 20 consecutive days.  Investors shall have 60 days from the date on which we call the Notes to convert the Notes (thereafter we may prepay any outstanding Notes).

At any time prior to the maturity date, the holders of the Notes may elect to convert all or part of the unpaid principal amount of the Notes and any unpaid interest accrued thereon, into shares of our Common Stock. The conversion price shall be $1.00 per share of Common Stock, subject to adjustment upon the occurrence of certain capital events.  If (a) there is any transaction, or a series of transactions, that results, directly or indirectly, in the transfer of 100% of Auxilio including, without limitation, any sale of stock, sale of assets, sale of membership interests, merger or consolidation, reorganization, recapitalization or restructuring, tender or exchange offer, negotiated purchase or  leveraged buyout, and (b) the per share price of our Common Stock in such transaction equals or exceeds $1.00, then the Notes will be automatically converted into our Common Stock.

The Note agreement provides holders of the Notes with certain dilution protections.  If (a) by July 29, 2012, we had completed an additional round of debt financing with new investors (“New Debt”) and (b) the New Debt contained more favorable interest rate, payment frequency, amortization, conversion price, warrant coverage and registration rights terms to the New Debt holders than the Notes, then the holder of Notes would have had the option to exchange the Notes for an equal principal amount of new notes with the same terms as the New Debt (the “Exchange Feature”).  The Exchange Feature did not provide for fixed terms for the associated Warrants nor did it allow for an adjustment to the conversion rate of the Notes. As we did not have any additional financing, the Exchange Feature expired on July 29, 2012.

We allocated the proceeds from the sale of the Notes and Warrants in connection with ASC Topic 470-25.  Due to the existence of the Exchange Feature, the Warrants were determined to not be indexed to its own underlying stock and therefore did not qualify for equity classification. Therefore the proceeds allocated to the Warrants were determined to be a derivative liability and were measured at fair value.

The conversion rights and the Call Option held by us, or the “Additional Investment Rights,” are embedded derivatives of the host debt contract. The potential variability of the conversion rate and the terms of the Call Option, due to the existence of the Exchange Feature, also caused the Additional Investment Rights to not qualify for equity classification.  Under the accounting guidance for multiple embedded derivatives, we combined these rights into one embedded derivative and allocated proceeds from the offering to the bundled derivative. Accordingly, the bundled Additional Investment Rights were accounted for as a derivative liability to be measured at fair value. We allocated $1,427,000 to the convertible Notes payable, $166,000 to the derivative Warrant liability and $257,000 to the derivative Additional Investments Rights liability.  The debt discount of $423,000 will be amortized as interest expense over the term of the convertible Notes payable.  The valuation methodologies for the fair values of the Derivative Warrant Liability and the Derivative Additional Investment Rights Liability are described in Note 6 below.

Interest charges associated with the convertible notes payable, including amortization of the discounts and loan acquisition costs totaled $375,551 and $156,961 for the years ended December 31, 2012 and 2011, respectively.

We also agreed to pay Cambria Capital, LLC a placement fee of $149,850 in sales commissions, reimburse for costs associated with the placement of the Units and to issue a warrant to purchase up to 199,800 shares of Common Stock exercisable at a price of $1.50 per share.  Cambria Capital, LLC is an affiliate of Michael Vanderhoof, a member of the Board. The engagement of Cambria Capital, LLC, the payment of the placement fee and the issuance of the warrant to Cambria Capital, LLC were approved by a majority of the disinterested members of the Board after full disclosure of Mr. Vanderhoof’s interest. We additionally granted piggyback registration rights to Cambria Capital, LLC in this offering that are the same as those afforded to the investors in the offering.